Fees Summary	Jan. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 725,600,000.00
Previously Paid Amount	13,810.00
Total Fee Amount	100,205.36
Total Offset Amount	0.00
Net Fee	$ 86,395.36